Securities - Schedule of Fair Value of Debt Securities Measured and Equity Securities Designated at FVOCI (Detail) - CAD ($) $ in Millions	Jul. 31, 2024	Oct. 31, 2023
Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	$ 76,829	$ 61,087
Gross unrealized gains on FVOCI securities	65	75
Gross unrealized losses on FVOCI securities	(297)	(403)
Financial assets measured at fair value through other comprehensive income	76,597	60,759
Unrealized gain losses on FVOCI securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	77,460	61,643
Gross unrealized gains on FVOCI securities	115	123
Gross unrealized losses on FVOCI securities	(323)	(435)
Financial assets measured at fair value through other comprehensive income	77,252	61,331
Unrealized gain losses on FVOCI securities [member] | Canadian federal government [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	11,383	10,890
Gross unrealized gains on FVOCI securities	3	16
Gross unrealized losses on FVOCI securities	(20)	(9)
Financial assets measured at fair value through other comprehensive income	11,366	10,897
Unrealized gain losses on FVOCI securities [member] | Other Canadian governments [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	16,727	13,526
Gross unrealized gains on FVOCI securities	9	33
Gross unrealized losses on FVOCI securities	(83)	(74)
Financial assets measured at fair value through other comprehensive income	16,653	13,485
Unrealized gain losses on FVOCI securities [member] | U.S. Treasury and agencies [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	30,683	22,383
Gross unrealized gains on FVOCI securities	21	4
Gross unrealized losses on FVOCI securities	(156)	(223)
Financial assets measured at fair value through other comprehensive income	30,548	22,164
Unrealized gain losses on FVOCI securities [member] | Other foreign governments [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	5,360	5,632
Gross unrealized gains on FVOCI securities	21	21
Gross unrealized losses on FVOCI securities	(4)	(14)
Financial assets measured at fair value through other comprehensive income	5,377	5,639
Unrealized gain losses on FVOCI securities [member] | Mortgage backed securities [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	3,378	1,021
Gross unrealized gains on FVOCI securities	3
Gross unrealized losses on FVOCI securities	(24)	(43)
Financial assets measured at fair value through other comprehensive income	3,357	978
Unrealized gain losses on FVOCI securities [member] | Asset backed securities [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	933	944
Gross unrealized gains on FVOCI securities	2
Gross unrealized losses on FVOCI securities		(6)
Financial assets measured at fair value through other comprehensive income	935	938
Unrealized gain losses on FVOCI securities [member] | Corporate debt [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	8,365	6,691
Gross unrealized gains on FVOCI securities	6	1
Gross unrealized losses on FVOCI securities	(10)	(34)
Financial assets measured at fair value through other comprehensive income	8,361	6,658
Unrealized gain losses on FVOCI securities [member] | Corporate equity [member] | Equity Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	631	556
Gross unrealized gains on FVOCI securities	50	48
Gross unrealized losses on FVOCI securities	(26)	(32)
Financial assets measured at fair value through other comprehensive income	$ 655	$ 572